Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory [Abstract]
Basis of preparation of financial statements
2.	Basis of preparation of financial statements

(a)	Statement of compliance
These consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on April 20, 2021.

(b)	Basis of presentation
The consolidated financial statements have been prepared on the historical cost basis except for contingent consideration and the investment in Sensible Medical which are measured at fair value.

On March 11, 2020, the COVID
-19
outbreak was declared a pandemic by the World Health Organization. The outbreak and efforts to contain the virus may have a significant impact on the Company’s business. The
COVID-19
outbreak has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. A prolonged economic shutdown could result in purchase order delays or the inability to collect receivables and it is possible that in the future there will be negative impacts on the Company’s operations that could have a material adverse effect on its financial results. Although the Company has adjusted some of its operating procedures in response to COVID-19, operations have not experienced any significant negative impact to date. The extent to which the pandemic impacts future operations and financial results, and the duration of any such impact, depends on future developments, which are highly uncertain and unknown at this time.

(c)	Functional and presentation currency
The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information presented has been rounded to the nearest thousand dollar except where indicated otherwise. The Company has rounded comparative figures, which were previously presented as rounded to the nearest dollar, to the nearest thousand dollar to conform to current year presentation. Additionally, certain of the comparative figures have been reclassified to conform with the current year presentation, namely for the current year presentation selling expenses have been presented separately from general and administration expenses on the statements of net (loss) income and comprehensive (loss) income.

(d)	Use of estimates and judgments
The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Areas where management has made critical judgments in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include the determination and allocation of the purchase price of Marley Drug and the determination of the Company’s and its subsidiaries’ functional currencies.
Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the consolidated financial statements for the year ended December 31, 2020:

•	Note 3(c)(iii): The valuation of the royalty obligation

•	Note 3(e): The accruals for returns, chargebacks, rebates and discounts

•	Note 3(i): The measurement and useful lives of intangible assets

•	Note 3(o): The measurement of the amount and assessment of the recoverability of income tax assets and income tax provisions

•	Note 3(q): The measurement and valuation of intangible assets and contingent consideration acquired and recorded as business combinations.

•	Note 3(r): The incremental borrowing rate (“IBR”) used in the valuation of leases.